Trade and other payables	12 Months Ended
Dec. 31, 2020
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Trade and other payables
18.	Trade and other payables

	December 31, 2020	December 31, 2019
Trade payables	32,290	27,806
Other payables	11,493	10,438

Total trade and other payables	43,783	38,244

Other payables include accruals for fines and penalties, payables for property, plant and equipment acquired, salaries payable, dividends payable and other.

	December 31, 2020	December 31, 2019
Other payables
Accounts payable for property, plant and equipment	3,650	3,164
Wages and salaries payable and other related obligations	3,378	3,538
Dividends payable, common shares	7	136
Dividends payable, preferred shares	3	80
Other	4,455	3,520

Total	11,493	10,438